Additional Information to the Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information To Statements Of Operations [Abstract]
Schedule of revenues in financial statements
	Year ended December 31,
	2021	2020	2019

Israel	$129,976	$281,174	$272,668
United states	194,489	264,739	139,016
Spain	78,960	106,376	—
Germany	83,317	55,131	9,876
Holland	3,752	9,676	11,113
Austria	6,144	4,775	2,170
Other	72,066	39,448	43,677

	$568,704	$761,319	$478,520